Capital and financing transactions	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Capital and financing transactions
1 1 .	Capital and financing transactions
Subordinated debentures
On December 20, 2022, the Bank issued JPY 33 billion 1.800% Fixed Rate Resetting Subordinated Debentures due December 20, 2032 (Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on December 20, 2027. Interest will be payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
Common shares
Normal Course Issuer Bid
The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended January 31, 2023. The Bank’s previous normal course issuer bid terminated on December 1, 2022. Under this program, the Bank repurchased and cancelled approximately
 32.9 million common shares at a volume weighted average price of $87.28 per share for a total amount of $2,873 million. These repurchases were carried out prior to October 31, 2022.